Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue.
Summary of disaggregated revenue information and revenue by geographical location

Disaggregated revenue information

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Business to business – TaaS	8,194,324	15,651,129
Business to customers – B2C	2,921,689	6,020,262
	11,116,013	21,671,391

Revenue by geographical location

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Egypt	10,389,858	19,085,808
Kingdom of Saudi Arabia	726,155	2,005,566
United Arab Emirates	—	580,017
	11,116,013	21,671,391